Annual Total Returns - I	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BNY Mellon International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	39.30%	4.06%	14.03%	(18.93%)	7.69%	13.89%	20.36%	(17.17%)	28.69%	(5.48%)
BNY Mellon Small Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	8.42%	7.11%	6.85%	(8.98%)	25.03%	4.22%	24.51%	(8.37%)	10.53%	25.85%
BNY Mellon Small/Mid Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	11.56%	9.73%	15.55%	(33.20%)	(4.14%)	68.49%	39.15%	(1.58%)	26.52%	10.79%